Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income	$ 35,104	$ 24,886
Other income	258	160
Interest expense	13,404	6,997
Loss before income tax and before undistributed subsidiary income	12,041	5,330
Tax effect	2,440	1,057
Net income	9,601	4,273
Comprehensive income	9,702	4,247
Parent Company [Member]
Other income	70	95
Interest expense	1,353	604
Other expense	758	877
Loss before income tax and before undistributed subsidiary income	(2,041)	(1,386)
Tax effect	427	290
Loss after income tax and before undistributed subsidiary income	(1,614)	(1,096)
Equity in undistributed subsidiary income	11,215	5,369
Net income	9,601	4,273
Comprehensive income	$ 9,702	$ 4,247